Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Other Commitments [Line Items]
The rental expenses	¥ 14,336	¥ 27,942	¥ 28,289
Loss contingency accrual	0
Office Building [Member]
Other Commitments [Line Items]
Capital leases, future minimum payments due	¥ 10,450